UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3420

                           Oppenheimer Integrity Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

DECEMBER 31, 2007

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                                                            Management
      Oppenheimer                                          Commentaries
      CORE BOND FUND                                            and
                                                           Annual Report

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      MANAGEMENT COMMENTARIES

            Market Recap and Outlook

            Listing of Top Holdings

      ANNUAL REPORT                                        [GRAPHIC]

            Fund Performance Discussion

            Listing of Investments

            Financial Statements

                                                 [LOGO] OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
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CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
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Commercial Banks                                                            3.6%
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Media                                                                       3.2
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Insurance                                                                   1.9
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Automobiles                                                                 1.2
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Household Durables                                                          1.2
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Oil, Gas & Consumable Fuels                                                 1.0
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Hotels, Restaurants & Leisure                                               0.9
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Electric Utilities                                                          0.7
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Capital Markets                                                             0.7
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Diversified Financial Services                                              0.7

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on net assets.

CREDIT ALLOCATION
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Treasury                                                                    0.3%
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Agency                                                                     49.0
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AAA                                                                        30.8
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AA                                                                          2.6
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A                                                                           3.2
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BBB                                                                         6.0
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BB                                                                          3.6
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B                                                                           0.2
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Not Rated                                                                   2.1
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Other Securities                                                            2.2

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total market value of investments. Average credit quality and ratings include securities rated by a national rating organization. As of that date, no securities held by the Fund were rated lower than B.

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                         10 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the fiscal year ended December 31, 2007, Oppenheimer Core Bond Fund delivered returns that lagged those of its benchmarks. Despite this disappointing end result, it is important to note that we had positioned the Fund defensively during the first six months of the year and year-to-date through mid-October, the Fund had posted positive, competitive returns while ranking in the top half of its peer group of similarly managed funds. The greater part of our difficulties occurred from mid-October through the end of November, after we had begun to add exposures in response to what appeared to be opportunities, but then market liquidity deteriorated further and the sub-prime mortgage crisis hit its peak. Although conditions improved slightly as the year ended, we were unable to recoup these losses in so short a timeframe and as a result, the Fund's fiscal-year results suffered. As such, the most significant detractor compressing the Fund's performance this period was the challenging market environment that plagued the capital markets throughout the second half of 2007.

      Another detractor to performance was the composition of our investment-grade credit allocation, which worked against us at year-end. In this area of the portfolio, we had emphasized financial bonds at the expense of industrial names, based on our belief that the wider spreads associated with industrials at that time indicated less an opportunity than a higher level of leveraged buyout (LBO) or "event" risk. Unfortunately, when the sub-prime lending crisis peaked in mid-October, industrial bonds rallied while spreads on financials widened dramatically and their values dropped. Similarly, our decision to increase our allocation to high-yield bonds detracted from short-term returns after mid-October.

      On the positive side, the makeup of our mortgage holdings helped mitigate losses for the year. First, because we remained quite wary of sub-prime mortgages throughout the year, we generally avoided this segment of the market--a decision that helped support Fund returns given market events. Next, what marginal exposure we did have to the sub-prime sector was comprised of select, AAA-rated, short-term issues, which suffered less on a relative basis. Otherwise, although the portfolio's overall mortgage allocation lagged this year, it did so less severely than the overall market. This advantage largely stemmed from our focus on agency


                         11 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

mortgage-backed securities, such as Fannie Mae and Freddie Mac issues, where minimal credit risk and sounder guarantees helped these mortgages fare better than the rest of the mortgage market as a whole. On the other hand, performance suffered as a result of our decision late in the year to add to the portfolio's CMBS and non-agency mortgage holdings.

      Our interest rate strategy supported performance in the first half of the year, and mildly detracted from performance during the second half. We began 2007 with less interest-rate risk, or duration, relative to the benchmark, based on our conviction that both current rates as well as investors' expectations for longer-term rates were lower than warranted by actual economic fundamentals. As rates rose significantly in the first half of the year, being short-duration helped returns. We moved to a neutral duration in July, but as rates declined in response to sub-prime concerns, we restored our less-than-market interest rate sensitivity soon after, again believing that the market was projecting lower rates too far into the future. When rates fell thereafter, our strategy detracted from returns versus the benchmark. Fortunately, because we were only slightly short duration, the impact of our rate strategy proved to be minimal.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on April 27, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, a broad-based index of government agencies and corporate debt; the Citigroup Broad Investment Grade ("Citigroup BIG") Index, an index of investment grade corporate and U.S. government bonds; and the Lehman Brothers Credit Index, an index of non-convertible U.S. investment grade corporate bonds. Indices are unmanaged and cannot be purchased directly by investors. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the


                         12 | OPPENHEIMER CORE BOND FUND
graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                         13 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Core Bond Fund (Class A)
      Citigroup Broad Investment Grade Index
      Lehman Brothers Credit Index
      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer
               Core Bond    Citigroup Broad                      Lehman Brothers
                  Fund         Investment      Lehman Brothers      Aggregate
               (Class A)      Grade Index        Credit Index       Bond Index
--------------------------------------------------------------------------------
12/31/1997      $ 9,525          $10,000           $10,000           $10,000
03/31/1998      $ 9,688          $10,161           $10,153           $10,156
06/30/1998      $ 9,888          $10,396           $10,415           $10,393
09/30/1998      $10,055          $10,827           $10,792           $10,832
12/31/1998      $10,059          $10,871           $10,857           $10,869
03/31/1999      $10,013          $10,821           $10,780           $10,815
06/30/1999      $ 9,885          $10,721           $10,611           $10,720
09/30/1999      $ 9,849          $10,798           $10,641           $10,793
12/31/1999      $ 9,893          $10,781           $10,645           $10,779
03/31/2000      $ 9,983          $11,017           $10,797           $11,017
06/30/2000      $10,067          $11,204           $10,930           $11,209
09/30/2000      $10,259          $11,546           $11,266           $11,547
12/31/2000      $10,467          $12,031           $11,644           $12,033
03/31/2001      $10,882          $12,402           $12,142           $12,398
06/30/2001      $10,993          $12,466           $12,271           $12,468
09/30/2001      $11,393          $13,053           $12,742           $13,043
12/31/2001      $11,205          $13,056           $12,856           $13,049
03/31/2002      $11,158          $13,064           $12,822           $13,061
06/30/2002      $11,478          $13,524           $13,193           $13,543
09/30/2002      $12,048          $14,147           $13,785           $14,164
12/31/2002      $12,332          $14,373           $14,209           $14,387
03/31/2003      $12,543          $14,575           $14,550           $14,587
06/30/2003      $12,910          $14,948           $15,247           $14,952
09/30/2003      $12,965          $14,923           $15,226           $14,930
12/31/2003      $13,056          $14,977           $15,301           $14,977
03/31/2004      $13,401          $15,379           $15,802           $15,375
06/30/2004      $13,088          $15,004           $15,261           $15,000
09/30/2004      $13,531          $15,493           $15,902           $15,479
12/31/2004      $13,695          $15,647           $16,104           $15,627
03/31/2005      $13,644          $15,568           $15,934           $15,552
06/30/2005      $13,988          $16,055           $16,503           $16,020
09/30/2005      $13,944          $15,946           $16,337           $15,912
12/31/2005      $14,017          $16,049           $16,419           $16,007
03/31/2006      $13,958          $15,942           $16,228           $15,903
06/30/2006      $13,937          $15,925           $16,164           $15,891
09/30/2006      $14,471          $16,537           $16,892           $16,496
12/31/2006      $14,695          $16,744           $17,117           $16,700
03/31/2007      $14,920          $16,994           $17,166           $16,951
06/30/2007      $14,836          $16,893           $17,256           $16,863
09/30/2007      $15,182          $17,405           $17,579           $17,343
12/31/2007      $15,356          $17,952           $17,815           $17,864

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year -0.47%   5-Year 3.47%   10-Year 4.38%


                         14 | OPPENHEIMER CORE BOND FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Core Bond Fund (Class B)
      Citigroup Broad Investment Grade Index
      Lehman Brothers Credit Index
      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer
               Core Bond    Citigroup Broad                      Lehman Brothers
                  Fund         Investment      Lehman Brothers      Aggregate
               (Class B)      Grade Index        Credit Index       Bond Index
--------------------------------------------------------------------------------
12/31/1997      $10,000          $10,000           $10,000           $10,000
03/31/1998      $10,152          $10,161           $10,153           $10,156
06/30/1998      $10,342          $10,396           $10,415           $10,393
09/30/1998      $10,496          $10,827           $10,792           $10,832
12/31/1998      $10,481          $10,871           $10,857           $10,869
03/31/1999      $10,414          $10,821           $10,780           $10,815
06/30/1999      $10,251          $10,721           $10,611           $10,720
09/30/1999      $10,204          $10,798           $10,641           $10,793
12/31/1999      $10,221          $10,781           $10,645           $10,779
03/31/2000      $10,304          $11,017           $10,797           $11,017
06/30/2000      $10,371          $11,204           $10,930           $11,209
09/30/2000      $10,549          $11,546           $11,266           $11,547
12/31/2000      $10,743          $12,031           $11,644           $12,033
03/31/2001      $11,136          $12,402           $12,142           $12,398
06/30/2001      $11,240          $12,466           $12,271           $12,468
09/30/2001      $11,616          $13,053           $12,742           $13,043
12/31/2001      $11,402          $13,056           $12,856           $13,049
03/31/2002      $11,334          $13,064           $12,822           $13,061
06/30/2002      $11,649          $13,524           $13,193           $13,543
09/30/2002      $12,207          $14,147           $13,785           $14,164
12/31/2002      $12,458          $14,373           $14,209           $14,387
03/31/2003      $12,660          $14,575           $14,550           $14,587
06/30/2003      $12,992          $14,948           $15,247           $14,952
09/30/2003      $13,035          $14,923           $15,226           $14,930
12/31/2003      $13,108          $14,977           $15,301           $14,977
03/31/2004      $13,454          $15,379           $15,802           $15,375
06/30/2004      $13,141          $15,004           $15,261           $15,000
09/30/2004      $13,585          $15,493           $15,902           $15,479
12/31/2004      $13,750          $15,647           $16,104           $15,627
03/31/2005      $13,699          $15,568           $15,934           $15,552
06/30/2005      $14,045          $16,055           $16,503           $16,020
09/30/2005      $14,000          $15,946           $16,337           $15,912
12/31/2005      $14,074          $16,049           $16,419           $16,007
03/31/2006      $14,014          $15,942           $16,228           $15,903
06/30/2006      $13,993          $15,925           $16,164           $15,891
09/30/2006      $14,529          $16,537           $16,892           $16,496
12/31/2006      $14,754          $16,744           $17,117           $16,700
03/31/2007      $14,980          $16,994           $17,166           $16,951
06/30/2007      $14,896          $16,893           $17,256           $16,863
09/30/2007      $15,243          $17,405           $17,579           $17,343
12/31/2007      $15,419          $17,952           $17,815           $17,864

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year -1.37%   5-Year 3.35%   10-Year 4.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES REFLECT CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                         15 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
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CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Core Bond Fund (Class C)
      Citigroup Broad Investment Grade Index
      Lehman Brothers Credit Index
      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer
               Core Bond    Citigroup Broad                      Lehman Brothers
                  Fund         Investment      Lehman Brothers      Aggregate
               (Class C)      Grade Index        Credit Index       Bond Index
--------------------------------------------------------------------------------
12/31/1997      $10,000          $10,000           $10,000           $10,000
03/31/1998      $10,152          $10,161           $10,153           $10,156
06/30/1998      $10,342          $10,396           $10,415           $10,393
09/30/1998      $10,496          $10,827           $10,792           $10,832
12/31/1998      $10,481          $10,871           $10,857           $10,869
03/31/1999      $10,414          $10,821           $10,780           $10,815
06/30/1999      $10,251          $10,721           $10,611           $10,720
09/30/1999      $10,204          $10,798           $10,641           $10,793
12/31/1999      $10,222          $10,781           $10,645           $10,779
03/31/2000      $10,305          $11,017           $10,797           $11,017
06/30/2000      $10,362          $11,204           $10,930           $11,209
09/30/2000      $10,550          $11,546           $11,266           $11,547
12/31/2000      $10,744          $12,031           $11,644           $12,033
03/31/2001      $11,138          $12,402           $12,142           $12,398
06/30/2001      $11,242          $12,466           $12,271           $12,468
09/30/2001      $11,618          $13,053           $12,742           $13,043
12/31/2001      $11,404          $13,056           $12,856           $13,049
03/31/2002      $11,336          $13,064           $12,822           $13,061
06/30/2002      $11,650          $13,524           $13,193           $13,543
09/30/2002      $12,208          $14,147           $13,785           $14,164
12/31/2002      $12,460          $14,373           $14,209           $14,387
03/31/2003      $12,664          $14,575           $14,550           $14,587
06/30/2003      $12,997          $14,948           $15,247           $14,952
09/30/2003      $13,040          $14,923           $15,226           $14,930
12/31/2003      $13,106          $14,977           $15,301           $14,977
03/31/2004      $13,426          $15,379           $15,802           $15,375
06/30/2004      $13,089          $15,004           $15,261           $15,000
09/30/2004      $13,507          $15,493           $15,902           $15,479
12/31/2004      $13,645          $15,647           $16,104           $15,627
03/31/2005      $13,568          $15,568           $15,934           $15,552
06/30/2005      $13,885          $16,055           $16,503           $16,020
09/30/2005      $13,801          $15,946           $16,337           $15,912
12/31/2005      $13,848          $16,049           $16,419           $16,007
03/31/2006      $13,778          $15,942           $16,228           $15,903
06/30/2006      $13,717          $15,925           $16,164           $15,891
09/30/2006      $14,231          $16,537           $16,892           $16,496
12/31/2006      $14,424          $16,744           $17,117           $16,700
03/31/2007      $14,602          $16,994           $17,166           $16,951
06/30/2007      $14,507          $16,893           $17,256           $16,863
09/30/2007      $14,817          $17,405           $17,579           $17,343
12/31/2007      $14,942          $17,952           $17,815           $17,864

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year 2.60%   5-Year 3.70%   10-Year 4.10%


                         16 | OPPENHEIMER CORE BOND FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Core Bond Fund (Class N)
      Citigroup Broad Investment Grade Index
      Lehman Brothers Credit Index
      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer
               Core Bond    Citigroup Broad                      Lehman Brothers
                  Fund         Investment      Lehman Brothers      Aggregate
               (Class N)      Grade Index        Credit Index       Bond Index
--------------------------------------------------------------------------------
03/01/2001      $10,000          $10,000           $10,000           $10,000
03/31/2001      $10,025          $10,052           $10,062           $10,050
06/30/2001      $10,136          $10,104           $10,169           $10,107
09/30/2001      $10,496          $10,580           $10,559           $10,573
12/31/2001      $10,318          $10,582           $10,653           $10,578
03/31/2002      $10,268          $10,589           $10,625           $10,588
06/30/2002      $10,567          $10,962           $10,932           $10,979
09/30/2002      $11,088          $11,467           $11,423           $11,482
12/31/2002      $11,321          $11,650           $11,775           $11,663
03/31/2003      $11,519          $11,814           $12,057           $11,825
06/30/2003      $11,833          $12,116           $12,635           $12,121
09/30/2003      $11,883          $12,096           $12,617           $12,103
12/31/2003      $11,944          $12,140           $12,680           $12,141
03/31/2004      $12,261          $12,466           $13,095           $12,464
06/30/2004      $11,968          $12,162           $12,647           $12,159
09/30/2004      $12,365          $12,558           $13,178           $12,548
12/31/2004      $12,507          $12,683           $13,345           $12,668
03/31/2005      $12,453          $12,619           $13,204           $12,607
06/30/2005      $12,759          $13,013           $13,675           $12,986
09/30/2005      $12,698          $12,925           $13,538           $12,899
12/31/2005      $12,757          $13,009           $13,606           $12,976
03/31/2006      $12,708          $12,922           $13,447           $12,892
06/30/2006      $12,668          $12,908           $13,395           $12,882
09/30/2006      $13,159          $13,404           $13,998           $13,372
12/31/2006      $13,354          $13,572           $14,185           $13,538
03/31/2007      $13,536          $13,775           $14,225           $13,741
06/30/2007      $13,465          $13,693           $14,300           $13,670
09/30/2007      $13,769          $14,108           $14,567           $14,059
12/31/2007      $13,903          $14,551           $14,763           $14,481

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year 3.12%   5-Year 4.19%   Since Inception (3/1/01) 4.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES REFLECT CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                         17 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Core Bond Fund (Class Y)
      Citigroup Broad Investment Grade Index
      Lehman Brothers Credit Index
      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer
               Core Bond    Citigroup Broad                      Lehman Brothers
                  Fund         Investment      Lehman Brothers      Aggregate
               (Class Y)      Grade Index        Credit Index       Bond Index
--------------------------------------------------------------------------------
04/27/1998      $10,000          $10,000           $10,000           $10,000
06/30/1998      $10,254          $10,179           $10,193           $10,180
09/30/1998      $10,436          $10,601           $10,563           $10,611
12/31/1998      $10,440          $10,644           $10,627           $10,647
03/31/1999      $10,405          $10,595           $10,551           $10,594
06/30/1999      $10,272          $10,497           $10,386           $10,501
09/30/1999      $10,250          $10,573           $10,416           $10,572
12/31/1999      $10,297          $10,556           $10,419           $10,559
03/31/2000      $10,380          $10,787           $10,568           $10,792
06/30/2000      $10,471          $10,970           $10,698           $10,980
09/30/2000      $10,667          $11,304           $11,026           $11,311
12/31/2000      $11,031          $11,779           $11,397           $11,787
03/31/2001      $11,464          $12,143           $11,884           $12,145
06/30/2001      $11,594          $12,205           $12,011           $12,213
09/30/2001      $12,027          $12,780           $12,471           $12,776
12/31/2001      $11,836          $12,783           $12,583           $12,782
03/31/2002      $11,797          $12,791           $12,550           $12,794
06/30/2002      $12,163          $13,242           $12,913           $13,267
09/30/2002      $12,784          $13,851           $13,492           $13,874
12/31/2002      $13,088          $14,072           $13,907           $14,093
03/31/2003      $13,340          $14,270           $14,241           $14,289
06/30/2003      $13,732          $14,636           $14,924           $14,646
09/30/2003      $13,820          $14,611           $14,902           $14,625
12/31/2003      $13,920          $14,664           $14,976           $14,671
03/31/2004      $14,316          $15,058           $15,467           $15,061
06/30/2004      $13,992          $14,690           $14,937           $14,693
09/30/2004      $14,477          $15,169           $15,565           $15,163
12/31/2004      $14,657          $15,320           $15,762           $15,308
03/31/2005      $14,611          $15,243           $15,596           $15,234
06/30/2005      $14,989          $15,719           $16,152           $15,693
09/30/2005      $14,937          $15,613           $15,990           $15,587
12/31/2005      $15,024          $15,714           $16,070           $15,680
03/31/2006      $14,985          $15,609           $15,883           $15,578
06/30/2006      $14,959          $15,592           $15,821           $15,566
09/30/2006      $15,563          $16,192           $16,534           $16,159
12/31/2006      $15,818          $16,394           $16,754           $16,359
03/31/2007      $16,060          $16,639           $16,802           $16,605
06/30/2007      $16,001          $16,540           $16,890           $16,519
09/30/2007      $16,389          $17,041           $17,206           $16,989
12/31/2007      $16,577          $17,577           $17,437           $17,499

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 12/31/07

1-Year 4.80%   5-Year 4.84%   Since Inception (4/27/98) 5.36%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES REFLECT CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                         18 | OPPENHEIMER CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/15/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year returns for Class B reflect Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         19 | OPPENHEIMER CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         20 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2007.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         21 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------
                                    BEGINNING      ENDING              EXPENSES
                                    ACCOUNT        ACCOUNT             PAID DURING
                                    VALUE          VALUE               6 MONTHS ENDED
ACTUAL                              JULY 1, 2007   DECEMBER 31, 2007   DECEMBER 31, 2007
----------------------------------------------------------------------------------------
Class A                             $1,000.00      $1,035.00           $4.47
----------------------------------------------------------------------------------------
Class B                              1,000.00       1,030.10            8.48
----------------------------------------------------------------------------------------
Class C                              1,000.00       1,030.00            8.43
----------------------------------------------------------------------------------------
Class N                              1,000.00       1,032.60            5.86
----------------------------------------------------------------------------------------
Class Y                              1,000.00       1,036.00            2.41

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------------
Class A                              1,000.00       1,020.82            4.44
----------------------------------------------------------------------------------------
Class B                              1,000.00       1,016.89            8.42
----------------------------------------------------------------------------------------
Class C                              1,000.00       1,016.94            8.37
----------------------------------------------------------------------------------------
Class N                              1,000.00       1,019.46            5.82
----------------------------------------------------------------------------------------
Class Y                              1,000.00       1,022.84            2.40

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2007 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Class A                   0.87%
------------------------------------
Class B                   1.65
------------------------------------
Class C                   1.64
------------------------------------
Class N                   1.14
------------------------------------
Class Y                   0.47

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                         22 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.9%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust Series 2005-HE7, Asset-Backed
Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 5.045%, 11/25/35 1                         $      1,491,086   $      1,485,100
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 5.009%, 4/20/09 1,2                                                                              640,000            639,947
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.345%, 5/25/34 1                                                              3,925,924          3,698,581
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 4.965%, 5/26/36 1                                                             3,380,000          3,292,972
------------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.048%, 4/15/11 1                                                21,500,000         21,421,936
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series
2005-D, Cl. AV2, 5.135%, 10/25/35 1                                                                      945,322            943,972
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 4.965%, 5/16/36 1                                                                     4,220,000          4,147,121
------------------------------------------------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series
2003-2, Cl. 2A2, 5.145%, 2/25/33 1                                                                     1,787,072          1,767,326
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                             460,000            433,332
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                                143,090            142,757
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl. A2, 4.965%, 10/31/36 1                                             2,300,000          2,190,654
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 5.605%, 2/25/33 1                                                                  48,808             43,707
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed Certificates,
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                                               2,790,000          2,773,214
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                            4,980,000          4,799,961
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.096%, 5/25/36 1                                                              390,089            389,503
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                              970,000            962,573
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 4.985%, 12/25/29 1                                                            3,020,000          2,826,722
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.075%, 11/25/35 1                                             4,160,876          4,134,611
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 4.955%, 7/25/36 1                                              3,550,000          3,385,412
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 4.915%, 5/15/36 1                                                              746,789            738,805
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 4.975%, 7/7/36 1                                                             1,820,000          1,737,334
------------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                                                                 4,000,000          3,988,127


                         23 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5%, 1/20/35 1                                                            $      1,385,610   $      1,354,111
Series 2006-4, Cl. A2V, 5.059%, 3/20/36 1                                                              1,120,000          1,055,302
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                               1,574,372          1,577,201
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                              1,018,536          1,021,702
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                 895,641            897,043
------------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                               1,176,973          1,173,677
------------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 6.378%, 3/15/16 1                                                                     4,380,000          4,237,598
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.491%, 1/25/29 3,17                                                                                   1,750,658            297,612
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 4.965%, 7/1/36 1                                                                     11,300,000         11,003,541
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                  1,520,000          1,507,018
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 4.945%, 7/25/36 1                                                 873,358            857,762
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 5.115%, 6/25/36 1                                  3,258,369          3,248,833
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-2, Cl. A1, 4.925%, 4/25/36 1                                                               1,368,551          1,359,472
Series 2006-BNC3, Cl. A2, 4.905%, 9/25/36 1                                                            3,973,375          3,882,301
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                                                2,332,149          1,850,415
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                 437,268            437,755
------------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A,
6.79%, 6/1/10                                                                                          1,045,000          1,066,391
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 4.965%, 7/25/36 1                             3,530,000          3,440,371
                                                                                                                   -----------------
Total Asset-Backed Securities (Cost $109,820,203)                                                                       106,211,772

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--85.2%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--55.5%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--55.4%
Fannie Mae Trust 2004-W9, Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                                   1,476,876          1,566,836
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                                        22,933,974         22,555,393
5%, 6/15/33-8/15/33                                                                                   11,770,862         11,505,190
5.50%, 5/1/34                                                                                         10,020,978         10,013,619


                         24 | OPPENHEIMER CORE BOND FUND

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.: Continued
6%, 5/15/18-3/15/33                                                                             $      9,606,814   $      9,812,497
6.50%, 4/15/18-4/15/34                                                                                 7,286,770          7,552,550
7%, 7/15/21-3/15/35                                                                                   13,126,946         13,763,443
8%, 4/15/16                                                                                              519,939            551,571
9%, 4/14/17-5/15/25                                                                                      149,519            161,054
12.50%, 5/15/14                                                                                              804                931
13.50%, 12/15/10                                                                                           1,370              1,523
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2046, Cl. G, 6.50%, 4/15/28                                                                     3,548,997          3,709,140
Series 2410, Cl. PF, 6.008%, 2/15/32 1                                                                 4,827,717          4,940,540
Series 2423, Cl. MC, 7%, 3/15/32                                                                       3,355,329          3,545,003
Series 2453, Cl. BD, 6%, 5/15/17                                                                       1,295,599          1,338,902
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates, Series 2681,
Cl. B, 5%, 9/15/23                                                                                     3,233,000          3,153,424
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                            30,394             30,343
Series 1590, Cl. IA, 6.113%, 10/15/23 1                                                                4,903,583          4,966,317
Series 2006-11, Cl. PS, 6.728%, 3/25/36 1                                                              2,734,173          3,034,864
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                        40,781             42,412
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    3,534,157          3,672,812
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                        43,983             45,946
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                       51,717             53,476
Series 2063, Cl. PG, 6.50%, 6/15/28                                                                    2,868,341          2,978,474
Series 2075, Cl. D, 6.50%, 8/15/28                                                                       567,599            592,715
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                     1,510,607          1,576,023
Series 2145, Cl. MZ, 6.50%, 4/15/29                                                                    1,016,118          1,062,720
Series 2148, Cl. ZA, 6%, 4/15/29                                                                       2,065,381          2,106,052
Series 2195, Cl. LH, 6.50%, 10/15/29                                                                   2,354,375          2,439,168
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                      859,836            900,399
Series 2399, Cl. PG, 6%, 1/15/17                                                                       1,380,862          1,431,245
Series 2426, Cl. BG, 6%, 3/15/17                                                                       8,153,382          8,436,213
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                    4,497,412          4,712,457
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                    4,752,193          4,967,181
Series 2463, Cl. F, 6.028%, 6/15/32 1                                                                  7,373,046          7,573,836
Series 2500, Cl. FD, 5.528%, 3/15/32 1                                                                   356,571            356,962
Series 2526, Cl. FE, 5.428%, 6/15/29 1                                                                   550,134            548,771
Series 2551, Cl. FD, 5.428%, 1/15/33 1                                                                   426,374            428,265
Series 2676, Cl. KY, 5%, 9/15/23                                                                       4,548,000          4,423,740
Series 2764, Cl. UG, 5%, 3/15/34                                                                       8,661,000          8,043,953
Series 3025, Cl. SJ, 6.316%, 8/15/35 1                                                                 1,112,327          1,265,696
Series 3094, Cl. HS, 5.949%, 6/15/34 1                                                                 1,662,408          1,813,626
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                   19,907,427         20,145,130


                         25 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 4.874%, 6/1/26 4                                                            $        660,748   $        152,392
Series 183, Cl. IO, 3.44%, 4/1/27 4                                                                    2,233,825            510,353
Series 184, Cl. IO, 9.132%, 12/1/26 4                                                                  1,140,878            259,312
Series 192, Cl. IO, 8.228%, 2/1/28 4                                                                     278,429             67,572
Series 200, Cl. IO, 7.301%, 1/1/29 4                                                                     335,364             77,940
Series 2003-26, Cl. IK, 9.508%, 4/25/33 4                                                              3,297,949            689,986
Series 206, Cl. IO, (9.58)%, 12/1/29 4                                                                   360,136             78,677
Series 2130, Cl. SC, 3.254%, 3/15/29 4                                                                   739,945             71,697
Series 2134, Cl. SB, 9.271%, 3/15/29 4                                                                   797,306             74,697
Series 216, Cl. IO, 9.04%, 12/1/31 4                                                                   1,351,363            327,435
Series 224, Cl. IO, 5.643%, 3/1/33 4                                                                   3,916,472            919,348
Series 2422, Cl. SJ, 15.036%, 1/15/32 4                                                                3,575,525            330,655
Series 243, Cl. 6, 15.199%, 12/15/32 4                                                                 2,424,456            511,475
Series 2493, Cl. S, 8.271%, 9/15/29 4                                                                    207,281             18,831
Series 2796, Cl. SD, (2.107)%, 7/15/26 4                                                               1,180,706            104,614
Series 2802, Cl. AS, 5.232%, 4/15/33 4                                                                 4,033,224            272,257
Series 2920, Cl. S, (4.791)%, 1/15/35 4                                                                4,767,860            339,065
Series 3000, Cl. SE, 11.917%, 7/15/25 4                                                                7,132,657            382,586
Series 3110, Cl. SL, 24.356%, 2/15/26 4                                                                2,141,037            109,418
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 5.97%, 6/1/26 5                                                                      282,395            232,963
Series 192, Cl. PO, 7.631%, 2/1/28 5                                                                     278,429            220,199
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                                                                79,372,328         78,116,232
4.50%, 1/1/22 6                                                                                        5,445,000          5,359,922
5%, 12/25/17-3/25/34                                                                                 156,437,648        155,614,855
5%, 1/1/22-11/25/33 6                                                                                103,972,800        102,628,579
5.50%, 12/25/18-5/25/34                                                                              150,173,886        150,375,606
5.50%, 1/1/22-1/1/37 6                                                                               110,511,000        110,621,156
6%, 5/25/20-11/1/33                                                                                   61,817,360         63,031,714
6%, 1/1/22 6                                                                                          19,276,000         19,724,765
6.50%, 6/25/17-11/25/31                                                                               35,313,013         36,626,309
6.50%, 1/1/37 6                                                                                       44,334,000         45,573,978
7%, 1/25/09-4/1/37                                                                                    15,367,899         16,134,871
7.50%, 2/25/08-8/25/33                                                                                11,612,083         12,426,897
8%, 8/25/17                                                                                                1,502              1,515
8.50%, 7/25/32                                                                                            50,598             54,507
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                                                   1,707,562          1,800,851
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                                         20,117             21,061
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                                                 1,021,074          1,057,391
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23 7                                                              4,029,967          4,174,293
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                     423,862            437,252


                         26 | OPPENHEIMER CORE BOND FUND

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates: Continued
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                               $        155,632   $        159,073
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                 1,664,359          1,723,459
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                    2,089,617          2,144,186
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                 2,909,541          3,057,666
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                                                                10,700,699         11,163,114
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                           525                523
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                 2,635,770          2,743,127
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                       200,607            201,259
Trust 2001-74, Cl. QE, 6%, 12/25/31                                                                   11,211,326         11,476,977
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                  1,822,283          1,860,800
Trust 2002-16, Cl. PG, 6%, 4/25/17                                                                     2,224,000          2,308,652
Trust 2002-56, Cl. FN, 5.865%, 7/25/32 1                                                               1,940,760          1,989,872
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      7,844,753          8,117,924
Trust 2003-130, Cl. CS, 4.37%, 12/25/33 1                                                              8,137,621          7,694,973
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                  6,305,000          6,368,791
Trust 2003-21, Cl. FK, 5.265%, 3/25/33 1                                                                 719,704            724,143
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                  8,316,000          8,331,287
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                  1,492,000          1,501,731
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                                                 11,330,000         11,342,398
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                     1,388,805          1,379,883
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                    2,603,000          2,611,651
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                2,450,000          2,461,282
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                               12,330,000         12,285,046
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                               10,000,000          9,910,998
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                  2,480,000          2,460,170
Trust 2005-59, Cl. NQ, 4.713%, 5/25/35 1                                                               3,050,202          3,050,603
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                  1,260,000          1,194,665
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                 7,759,770          7,842,626
Trust 2006-46, Cl. SW, 6.362%, 6/25/36 1                                                               2,596,350          2,848,989
Trust 2006-50, Cl. KS, 6.362%, 6/25/36 1                                                               3,672,447          3,908,996
Trust 2006-50, Cl. SA, 6.362%, 6/25/36 1                                                               3,437,418          3,663,727
Trust 2006-50, Cl. SK, 6.362%, 6/25/36 1                                                               2,600,405          2,766,266
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  8,815,668          8,908,871
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                  2,753,828          2,733,699
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-15, Cl. SA, 19.031%, 3/17/31 4                                                              1,361,889            135,305
Trust 2001-65, Cl. S, 12.568%, 11/25/31 4                                                              4,578,353            591,320
Trust 2001-81, Cl. S, 3.759%, 1/25/32 4                                                                  577,701             62,221
Trust 2002-12, Cl. SB, 14.559%, 7/25/31 4                                                                922,836             88,954
Trust 2002-2, Cl. SW, 14.971%, 2/25/32 4                                                               1,036,337            128,476
Trust 2002-38, Cl. IO, (0.904)%, 4/25/32 4                                                               378,548             39,805
Trust 2002-41, Cl. S, 17.236%, 7/25/32 4                                                               3,923,416            429,017
Trust 2002-47, Cl. NS, 2.917%, 4/25/32 4                                                               1,434,073            157,996
Trust 2002-5, Cl. SD, 8.837%, 2/25/32 4                                                                  676,168             77,613
Trust 2002-51, Cl. S, 3.07%, 8/25/32 4                                                                 1,316,795            147,881
Trust 2002-52, Cl. SD, (0.559)%, 9/25/32 4                                                             1,472,421            239,690


                         27 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2002-60, Cl. SY, 14.281%, 4/25/32 4                                                       $        894,958   $         31,159
Trust 2002-75, Cl. SA, 13.682%, 11/25/32 4                                                             3,671,735            413,889
Trust 2002-77, Cl. IS, 2.758%, 12/18/32 4                                                                644,933            108,224
Trust 2002-77, Cl. SH, 5.025%, 12/18/32 4                                                                759,489             74,889
Trust 2002-84, Cl. SA, 14.525%, 12/25/32 4                                                               913,091            106,026
Trust 2002-89, Cl. S, 14.738%, 1/25/33 4                                                               5,769,223            626,686
Trust 2002-9, Cl. MS, 4.207%, 3/25/32 4                                                                   47,214              5,103
Trust 2003-118, Cl. S, 9.838%, 12/25/33 4                                                              8,684,610          1,492,715
Trust 2003-14, Cl. OI, 8.765%, 3/25/33 4                                                               8,631,083          1,976,183
Trust 2003-33, Cl. SP, 9.123%, 5/25/33 4                                                               5,553,206            720,942
Trust 2003-4, Cl. S, 12.217%, 2/25/33 4                                                                1,782,281            217,394
Trust 2003-52, Cl. NS, 7.228%, 6/25/23 4                                                              28,459,078          2,850,060
Trust 2004-54, Cl. DS, (2.056)%, 11/25/30 4                                                              302,399             24,304
Trust 2005-105, Cl. S, 17.377%, 12/25/35 4                                                             9,218,925            678,803
Trust 2005-19, Cl. SA, 1.225%, 3/25/35 4                                                              16,297,487          1,158,908
Trust 2005-40, Cl. SA, 0.846%, 5/25/35 4                                                               2,961,841            203,805
Trust 2005-6, Cl. SE, 3.326%, 2/25/35 4                                                                3,414,464            296,355
Trust 2005-71, Cl. SA, 9.977%, 8/25/25 4                                                               5,948,701            462,833
Trust 2005-83, Cl. SL, 11.659%, 10/25/35 4                                                            11,919,716            871,697
Trust 2005-87, Cl. SE, 12.247%, 10/25/35 4                                                            21,906,966          1,528,280
Trust 2005-87, Cl. SG, 13.837%, 10/25/35 4                                                            17,226,755          1,614,174
Trust 2006-119, Cl. MS, 22.78%, 12/25/36 4                                                             9,671,848            731,383
Trust 2006-33, Cl. SP, 15.444%, 5/25/36 4                                                             13,474,400          1,244,539
Trust 2006-34, Cl. SK, 14.651%, 5/25/36 4                                                             18,820,539          1,726,331
Trust 222, Cl. 2, 14.433%, 6/1/23 4                                                                    2,295,656            543,687
Trust 240, Cl. 2, 17.308%, 9/1/23 4                                                                    2,796,161            642,924
Trust 247, Cl. 2, 14.164%, 10/1/23 4                                                                     191,207             50,523
Trust 252, Cl. 2, 14.3%, 11/1/23 4                                                                     2,023,194            499,077
Trust 254, Cl. 2, 8.508%, 1/1/24 4                                                                     3,490,640            863,316
Trust 2682, Cl. TQ, 12.29%, 10/15/33 4                                                                 5,242,464            402,229
Trust 273, Cl. 2, 13.126%, 8/1/26 4                                                                      512,025            116,264
Trust 2981, Cl. BS, 12.367%, 5/15/35 4                                                                 9,735,891            727,714
Trust 301, Cl. 2, 5.703%, 4/1/29 4                                                                     1,319,732            296,624
Trust 303, Cl. IO, (3.377)%, 11/1/29 4                                                                   158,118             37,749
Trust 319, Cl. 2, 10.717%, 2/1/32 4                                                                      802,247            186,362
Trust 321, Cl. 2, 8.867%, 4/1/32 4                                                                     3,314,530            768,261
Trust 322, Cl. 2, 16.524%, 4/1/32 4                                                                    4,272,910          1,011,365
Trust 324, Cl. 2, 5.85%, 7/1/32 4                                                                      2,629,560            602,862
Trust 331, Cl. 9, 11.319%, 2/1/33 4                                                                    8,433,566          2,090,961
Trust 334, Cl. 15, 8.69%, 2/1/33 4                                                                     5,175,958          1,211,166
Trust 334, Cl. 17, 23.16%, 2/1/33 4                                                                      263,882             60,919
Trust 339, Cl. 7, 9.534%, 7/1/33 4                                                                     9,085,923          2,147,141
Trust 342, Cl. 2, 6.625%, 9/1/33 4                                                                     1,594,878            373,417
Trust 344, Cl. 2, 5.109%, 12/1/33 4                                                                   42,706,902          9,792,427
Trust 345, Cl. 9, 8.864%, 1/1/34 4                                                                     5,661,125          1,346,928
Trust 354, Cl. 2, 5.133%, 11/1/34 4                                                                   13,733,095          3,316,028
Trust 362, Cl. 12, 9.377%, 8/1/35 4                                                                    9,242,787          2,139,462
Trust 362, Cl. 13, 9.359%, 8/1/35 4                                                                    5,124,810          1,176,865


                         28 | OPPENHEIMER CORE BOND FUND

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security:
Trust 1993-184, Cl. M, 5.606%, 9/25/23 5                                                        $        696,400   $        569,162
Trust 324, Cl. 1, 6.135%, 7/1/32 5                                                                       656,621            538,253
                                                                                                                   -----------------
                                                                                                                      1,195,065,711

------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
5.625%, 8/8/25-8/8/27 1                                                                                   22,339             22,461
7%, 7/29/09                                                                                                4,305              4,385
8.50%, 8/15/17-12/29/17                                                                                  221,733            239,281
9%, 3/1/09-6/29/09                                                                                         4,762              4,905
10.50%, 12/29/17-5/29/21                                                                                  17,302             20,186
11%, 11/8/19                                                                                              37,287             42,635
12%, 5/29/14                                                                                                 282                332
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 8.513%, 1/16/27 4                                                              1,419,145            142,819
Series 2002-15, Cl. SM, 6.07%, 2/16/32 4                                                               1,495,276            230,593
Series 2002-41, Cl. GS, 19.353%, 6/16/32 4                                                             1,135,193            290,410
Series 2002-76, Cl. SY, 6.441%, 12/16/26 4                                                               724,607             70,477
Series 2004-11, Cl. SM, 1.748%, 1/17/30 4                                                                242,111             39,241
Series 2006-47, Cl. SA, 31.192%, 8/16/36 4                                                            17,524,199          1,381,927
                                                                                                                   -----------------
                                                                                                                          2,489,652

------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--29.7%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--13.9%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D4, Cl. PS1, 2.706%, 4/14/29 4                                                  13,797,762            564,607
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                 3,580,000          3,538,159
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                                6,320,000          6,347,058
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                        1,760,357          1,790,339
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                 1,557,946          1,587,816
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18-PW18,
Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2, 5.613%,
6/1/50                                                                                                17,675,000         17,854,512
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                                        142,663            140,461
------------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (6.902)%, 6/22/24 4                                       4,568,105            135,746


                         29 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                             $      1,150,000   $      1,149,759
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                             7,620,000          7,618,797
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49 8                                                             9,110,000          9,100,342
------------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5:
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series
2006-A5, Cl. 1A1, 5.265%, 10/25/36 1                                                                  13,367,013         12,680,030
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series
2006-A5, Cl. 1A13, 5.315%, 10/25/36 1                                                                  7,009,531          6,853,751
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               2,249,252          2,248,850
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                                   747,602            748,219
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                             7,634,970          7,634,567
------------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                                                4,112,103          4,133,178
------------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                                       3,581,303          3,447,202
------------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                    4,015,909          3,967,137
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                         3,018,393          3,016,328
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                                  215,000            213,356
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                1,850,000          1,843,575
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                2,250,000          2,242,238
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                               2,000,000          1,976,127
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                               6,378,000          6,393,115
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                                              17,310,000         17,417,099
------------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series
2006-GG8, Cl. A2, 5.479%, 11/10/39 1                                                                  10,380,000         10,491,961
------------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, CMO, Series 2005-4F, Cl. 6A1, 6.50%,
2/25/35                                                                                                9,282,505          9,394,280
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                860,000            851,190
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                              3,566,000          3,544,350
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                             9,520,000          9,646,824
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                              4,480,000          4,575,575
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             6,640,000          6,649,677


                         30 | OPPENHEIMER CORE BOND FUND

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP2,
Commercial Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. AM,
4.78%, 7/1/42                                                                                   $      6,600,000   $      6,221,558
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Commercial Mortgage Finance Corp., Commercial Mtg.
Pass-Through Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                     4,431,688          4,630,461
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                2,700,000          2,695,959
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                                               10,240,000         10,257,395
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                               13,940,000         14,007,596
Series 2007-C1, Cl. A4, 5.424%, 2/11/40                                                                7,740,000          7,788,469
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 1.434%, 2/18/30 4                               4,539,525            117,543
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 3                                                                                                181,969            140,116
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                   2,113,708          2,093,406
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                   57,747             57,542
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 5.239%, 10/25/36 1                                                            21,522,438         21,205,385
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                                5,784,200          5,798,037
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                            182,000            193,005
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                1,292,303          1,285,886
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                              5,485,305          5,422,237
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                    5,756,394          5,745,781
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, (5.456)%, 5/18/32 4                           172,540,333            265,850
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                    3,830,000          3,813,560
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                   2,146,000          2,151,022
------------------------------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2003-AR9, Cl. 2A, 4.047%, 9/25/33 1                                                             6,321,620          6,285,346
Series 2006-AR8, Cl. 2A1, 6.133%, 8/25/36 1                                                           18,818,842         18,815,426
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through
Certificates, Series 2004-V, Cl. 1A1, 3.836%, 10/1/34 1                                               11,500,434         11,383,176
                                                                                                                   -----------------
                                                                                                                        300,170,981


                         31 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.5%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.102%, 9/25/36 1                         $     14,697,682   $     14,730,120
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.10%, 3/25/36 1                                              17,073,965         16,947,337
                                                                                                                   -----------------
                                                                                                                         31,677,457

------------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--8.8%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                                                              10,137,125         10,100,505
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 1                                                             12,097,816         12,004,159
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.802%, 10/25/36 1                                                                    6,770,362          6,822,386
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1A3A, 5.894%, 7/25/36 1                                             5,081,369          5,126,564
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                             10,018,000          9,576,220
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                              7,710,000          7,323,490
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.122%, 1/19/34 1                                                             8,671,453          8,777,644
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 1                                                          12,185,295         11,907,318
Series 2007-HY1, Cl. 1A1, 5.695%, 4/25/37 1                                                           12,361,352         12,414,913
------------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                                 7,166,000          6,858,991
Series 2005-AR4, Cl. 2A1, 5.292%, 7/19/35 1                                                           13,542,118         13,588,938
------------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.152%, 11/25/35 1                                                          20,119,974         20,103,999
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.007%, 6/25/37 1                                               16,447,025         16,538,263
------------------------------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1,
5.115%, 7/25/45 1                                                                                         73,499             73,340
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-A R2, Cl. 2A3, 5.10%, 3/1/36                                   12,854,143         12,847,578
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg.
Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.993%, 12/25/34 1                                  4,010,168          3,954,153
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.54%, 9/25/34 1                                                  3,326,127          3,275,436
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.547%, 3/25/35 1                                 2,609,580          2,588,730
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 1                                 4,097,193          4,064,236
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36 1                                                           6,267,986          6,314,963
Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 1                                                            8,125,263          8,171,089


                         32 | OPPENHEIMER CORE BOND FUND

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY Continued
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2. Cl. 2A6, 5.10%, 3/25/36 1                           $      3,247,983   $      3,223,895
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36 1                                 3,647,072          3,631,600
                                                                                                                   -----------------
                                                                                                                        189,288,410

------------------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
JPMorgan Mortgage Trust, CMO Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.756%, 2/25/32 1                                                                    3,968,602          4,034,858
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, 62.025%, 10/23/17 4                                            8,386              1,040
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 1.026%, 10/23/17 5                                             12,411             11,562
                                                                                                                   -----------------
                                                                                                                          4,047,460

------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--5.3%
Chase Mortgage Finance Trust Series 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                                     4,500,000          4,424,711
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                                                               9,396,000          9,067,871
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                6,625,324          6,769,378
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                3,577,168          3,589,354
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36 1                                               4,750,000          4,771,948
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                 4,203,399          4,201,622
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                  3,080,980          3,077,538
------------------------------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates,
Series 2007-S1, Cl. 3A1, 5.004%, 8/1/22 1                                                             19,673,970         19,406,527
------------------------------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                                                          18,311,475         18,200,618
Series 2007-HY6, Cl. 2A1, 5.702%, 6/25/37 1                                                           12,382,821         12,227,532
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Mtg. Pass-Through Certificates,
2007-A, Cl. 1A8, 6%, 2/25/37                                                                          15,697,359         15,746,030
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.535%, 4/1/36 1                                  8,098,511          7,360,818
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                                      6,821,124          6,786,529
                                                                                                                   -----------------
                                                                                                                        115,630,476
                                                                                                                   -----------------
Total Mortgage-Backed Obligations (Cost $1,809,761,270)                                                               1,838,370,147


                         33 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.3%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 3.862%, 2/15/13 8,9                                                $      1,520,000   $      1,270,580
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 9/30/12 8                                                                   5,950,000          6,160,576
                                                                                                                   -----------------
Total U.S. Government Obligations (Cost $7,171,075)                                                                       7,431,156

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--17.1%
------------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                         6,950,000          7,085,330
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 10                                                          23,090,000         20,131,709
------------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                        12,195,000         12,306,535
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                                          7,560,000          7,265,871
------------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 3                                           7,245,000          7,700,471
------------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 2                                                  6,985,000          5,534,076
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                           6,190,000          5,703,379
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                      5,130,000          5,303,368
------------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                         5,029,000          4,785,441
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 1                                                      3,860,000          4,042,014
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                6,350,000          5,750,795
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08 8                                          3,775,000          3,411,637
------------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 2                                                          10,245,000         10,212,913
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                     7,080,000          7,106,550
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                                 5,694,000          5,536,020
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                       4,083,000          4,741,082
------------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 3                                                        4,070,000          4,064,913
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                                      4,675,000          4,628,250
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                     9,370,000          9,381,713
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                           1,170,000          1,181,110
------------------------------------------------------------------------------------------------------------------------------------
Equus Cayman Finance Ltd., 5.50% Unsub. Nts., 9/12/08 2                                                1,780,000          1,779,379
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10 8                                               15,830,000         15,113,693
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 1                                                          530,000            549,875
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                     7,415,000          6,235,058
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34 8                                       17,505,000         15,856,677
------------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,10                                                  30,900,000         25,213,844
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                                22,900,000         21,221,453
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 2                             3,145,000          3,156,561
------------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,3                                           1,535,000          1,569,538
------------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                               6,075,000          6,189,398
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09 8                                                         6,355,000          6,056,251
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                          2,625,000          2,678,130
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                             9,495,000          9,739,107


                         34 | OPPENHEIMER CORE BOND FUND

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34 7                                             $      4,160,000   $      3,309,613
------------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 1                                                16,930,000         15,564,646
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                           11,840,000         11,840,000
------------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                            7,977,000          8,409,856
------------------------------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.75% Credit Sensitive Nts., 6/1/20 1                                         85,000            111,764
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                      6,495,000          6,714,947
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,11                                  200,000                  2
------------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2                                1,160,664          1,144,928
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                                                                    5,450,000          5,398,781
4.70% Nts., 6/30/09                                                                                    6,799,000          6,734,382
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 2                                            9,165,000         11,003,774
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 2                                              8,725,000         10,314,172
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                4,465,000          4,157,527
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08 3                                                              729,000            729,000
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,11,12                                                      476,601                 --
------------------------------------------------------------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                                                          1,780,000          1,737,308
4% Nts., 1/15/09                                                                                       6,926,000          6,673,921
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec. Unsub. Nts., 4/1/09 8                                        3,565,000          2,834,175
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                                3,060,000          3,191,063
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 3                                                           5,370,000          5,081,363
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08                                       1,795,000          1,761,344
------------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                    2,712,000          2,775,241
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                    7,494,000          7,734,993
                                                                                                                   -----------------
Total Corporate Bonds and Notes (Cost $380,562,268)                                                                     368,454,941

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. (Cost $9)                                                                            181              7,095

                                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,13                                                    150                 --
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 3,13                                                              2,028                 71
                                                                                                                   -----------------
Total Rights, Warrants and Certificates (Cost $5,577)                                                                            71


                         35 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--2.5%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.03% 14,15
(Cost $52,911,646)                                                                                    52,911,646   $     52,911,646
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,360,232,048)                                                         2,373,386,828

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.3% 16
------------------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 4.38%, 1/2/08                                                               $      2,999,928          2,999,928
------------------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.16%, 1/29/08                                                          2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.99% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,250,000)
with Bank of America NA, 4.50%, dated 12/31/07, to be repurchased at
$19,945,354 on 1/2/08, collateralized by U.S. Agency Mortgages, 5%, 5/1/35,
with a value of $1,020,000,000                                                                        19,940,369         19,940,369
------------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.04%, 3/17/08                                                            3,000,000          3,000,000
                                                                                                                   -----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $27,940,297)                                                                                                       27,940,297

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,388,172,345)                                                          111.3%     2,401,327,125
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (11.3)      (244,454,145)
                                                                                                ------------------------------------
NET ASSETS                                                                                                 100.0%  $  2,156,872,980
                                                                                                ====================================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $68,999,594 or 3.20% of the Fund's net assets as of December 31, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $20,756,763, which represents 0.96% of the Fund's net assets. See
Note 8 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $60,205,794 or 2.79% of the Fund's net assets as of December 31, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,572,139 or 0.07% of the Fund's net assets as of December 31, 2007.

6. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See Note 1 of accompanying Notes.


                         36 | OPPENHEIMER CORE BOND FUND

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,460,514. See Note 6 of accompanying Notes.

8. Partial or fully-loaned security. See Note 9 of accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Issue is in default. See Note 1 of accompanying Notes.

12. Interest or dividend is paid-in-kind, when applicable.

13. Non-income producing security.

14. Rate shown is the 7-day yield as of December 31, 2007.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES           GROSS           GROSS              SHARES
                              DECEMBER 31, 2006       ADDITIONS      REDUCTIONS   DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E             67,486,873   1,076,035,420   1,090,610,647          52,911,646

                                                                                           DIVIDEND
                                                                          VALUE              INCOME
----------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                $  52,911,646          $4,729,851

16. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.

17. Short-fall security.

---------------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                          NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                                           BUY/SELL   CONTRACTS         DATE          VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                                                     Buy       2,208      3/19/08   $256,956,000   $   (1,620,615)
U.S. Treasury Nts., 2 yr.                                          Sell       1,928      3/31/08    405,362,000           63,381
U.S. Treasury Nts., 5 yr.                                          Sell         437      3/31/08     48,192,906          (42,851)
U.S. Treasury Nts., 10 yr.                                         Sell           9      3/19/08      1,020,516          (10,658)
                                                                                                                  ---------------
                                                                                                                  $   (1,610,743)
                                                                                                                  ===============

---------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    PAY/
                                                                      NOTIONAL   RECEIVE                    PREMIUM
SWAP                                                      BUY/SELL      AMOUNT     FIXED   TERMINATION        PAID/
COUNTERPARTY  REFERENCE ENTITY                   CREDIT PROTECTION      (000S)      RATE          DATE   (RECEIVED)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
              Beazer Homes USA, Inc.                          Sell   $   1,690    2.1000%      6/20/08   $       --   $  (90,389)
              Capmark Financial Group, Inc.                   Sell       3,950    1.0000       6/20/12           --     (787,273)
              CDX.NA.IG.9 Index                               Sell      38,560    0.6000      12/20/12     (240,958)    (283,385)
              CDX.NA.IG.9 Index                               Sell      19,275    0.6000      12/20/12     (145,096)    (141,656)
              Countrywide Home Loans, Inc.                    Sell       5,980    0.7500       9/20/08           --     (876,642)
              Dillard's, Inc.                                 Sell       3,610    1.9000      12/20/08           --      (23,850)
              General Mills, Inc.                             Sell       3,390    0.4000      12/20/12           --       (4,266)
              iStar Financial, Inc.                           Sell       5,555    4.4000      12/20/12           --       96,167


                         37 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    PAY/
                                                                      NOTIONAL   RECEIVE                    PREMIUM
SWAP                                               BUY/SELL CREDIT      AMOUNT     FIXED   TERMINATION        PAID/
COUNTERPARTY  REFERENCE ENTITY                          PROTECTION      (000S)      RATE          DATE   (RECEIVED)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc: Continued
              Lehman Brothers Holdings, Inc.                  Sell   $   8,735    0.4900%      9/20/10   $       --   $ (221,320)
              Merrill Lynch & Co., Inc.                       Sell      18,610    0.6800       9/20/08           --     (158,397)
              Six Flags, Inc.                                 Sell       4,885    8.2500      12/20/08           --      (68,848)
              Toys "R" Us, Inc.                               Sell       4,370    1.4500       9/20/08           --      (86,926)
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
              ArvinMeritor, Inc.                              Sell       6,980    1.5500       9/20/08           --      (86,503)
              Freescale Semiconductor, Inc.                   Sell       3,600    0.6000       3/20/08           --      (14,991)
              Freescale Semiconductor, Inc.                   Sell       4,100    0.7500       3/20/08           --      (15,523)
              Intelsat Ltd.                                   Sell       4,600    3.4500       9/20/08           --      (25,333)
              Quebecor World, Inc.                            Sell       5,125    2.6000       9/20/08           --     (461,122)
              Rite Aid Corp.                                  Sell       6,565    0.8750       6/20/08           --     (146,916)
              Saks, Inc.                                      Sell       7,380    2.0000       9/20/08           --      (22,723)
              The Goodyear Tire & Rubber Co.                  Sell       7,205    1.5500       9/20/08           --       15,723
              TXU Corp.                                       Sell       1,680    5.9100      12/20/12           --       48,611
              TXU Corp.                                       Sell       1,620    6.0500      12/20/12           --       55,682
              TXU Corp.                                       Sell       1,685    6.0000      12/20/12           --       48,761
              Univision Communications,  Inc.                 Sell       1,840    0.7500       3/20/08           --       (5,302)
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
              ABX.HE.AA.06-2 Index                            Sell       2,000    0.1700       5/25/46     (239,981)    (762,306)
              Allied Waste North America, Inc.                Sell       1,830    2.0000       9/20/09           --       (8,912)
              Allied Waste North America, Inc.                Sell       3,020    2.0000       9/20/09           --      (14,707)
              Capital One Bank                                 Buy       6,035    1.7000      12/20/12           --      106,601
              Capital One Bank                                 Buy       3,210    1.8000      12/20/12           --       41,165
              CDX.NA.HY.8 Index                               Sell       4,130    2.7500       6/20/12     (284,282)    (205,085)
              CDX.NA.HY.8 Index                               Sell       3,885    2.7500       6/20/12     (337,186)    (192,919)
              CDX.NA.HY.8 Index                               Sell       3,885    2.7500       6/20/12     (235,204)    (192,919)
              CDX.NA.HY.8 Index                               Sell       1,995    2.7500       6/20/12     (160,528)     (99,066)
              CDX.NA.IG.9 Index                               Sell      77,960    0.6000      12/20/12     (469,803)    (587,812)
              CDX.NA.IG.9 Index                               Sell      38,975    0.6000      12/20/12     (222,078)    (293,868)
              Centex Corp.                                    Sell       1,765    1.5500       9/20/09           --      (79,796)
              CIT Group, Inc.                                 Sell         850    5.0000      12/20/08           --        5,285
              Countrywide Home Loans, Inc.                    Sell       5,180    3.2500       9/20/08           --     (671,485)
              Dillard's, Inc.                                 Sell       2,055    0.7500       9/20/08           --      (37,354)
              Georgia-Pacific Corp.                           Sell       7,075    1.7500       9/20/08           --       44,785
              Intelsat Ltd.                                   Sell       1,830    2.8500       9/20/08           --      (11,254)
              iStar Financial, Inc.                           Sell       5,320    3.0000      12/20/08           --      (97,645)
              iStar Financial, Inc.                           Sell         880    4.3200      12/20/12           --        9,883
              iStar Financial, Inc.                           Sell         320    4.5000      12/20/12           --        6,721
              iStar Financial, Inc.                           Sell       9,140    2.9250      12/20/08           --     (174,339)
              Lehman Brothers Holdings, Inc.                  Sell       9,920    1.4100       9/20/08           --        1,770
              Levi Strauss & Co.                              Sell       2,965    0.9000       9/20/08           --      (31,866)
              Levi Strauss & Co.                              Sell       3,920    1.0000       9/20/08           --      (39,207)
              MBIA, Inc.                                      Sell       2,670    4.9000      12/20/12           --     (121,707)
              MBIA, Inc.                                      Sell       4,340    0.5200       9/20/08           --     (253,458)
              MBIA, Inc.                                      Sell       4,350    0.6000       9/20/08           --     (251,771)
              Merrill Lynch & Co., Inc.                       Sell       3,610    1.8500       6/20/08           --       11,642


                         38 | OPPENHEIMER CORE BOND FUND

                                                                                    PAY/
                                                                      NOTIONAL   RECEIVE                    PREMIUM
SWAP                                               BUY/SELL CREDIT      AMOUNT     FIXED   TERMINATION        PAID/
COUNTERPARTY  REFERENCE ENTITY                          PROTECTION      (000S)      RATE          DATE   (RECEIVED)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
              Owens-Illinois, Inc.                            Sell   $   3,880    1.2500%      9/20/08   $       --   $    8,573
              Tenet Healthcare Corp.                          Sell       6,900    1.6000       3/20/09           --     (172,047)
              The Bear Stearns Cos., Inc.                     Sell      18,130    2.3500       9/20/08           --       37,348
              Washington Mutual, Inc.                         Sell       5,895    4.5000      12/20/08           --      (31,450)
              Washington Mutual, Inc.                         Sell       1,195    4.5000      12/20/08           --       (6,375)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
              ABX.HE.AA.06-2 Index                            Sell       2,680    0.1700       5/25/46   (1,058,537)  (1,018,337)
              ABX.HE.AA.06-2 Index                            Sell         730    0.1700       5/25/46      (60,146)    (277,383)
              Amkor Technology, Inc.                          Sell         620    2.6500       9/20/08           --        5,360
              Capmark Financial Group, Inc.                   Sell       4,595    0.9500       6/20/12           --     (914,548)
              Citigroup, Inc.                                 Sell       6,105    1.2500       9/20/08           --     (155,673)
              D.R. Horton, Inc.                               Sell       2,490    4.2100      12/20/08           --       (2,686)
              Dole Food Co., Inc.                             Sell       7,090    3.8800       9/20/08           --      (31,916)
              First Data Corp.                                Sell       4,365    1.1500       9/20/08           --      (31,477)
              General Mills, Inc.                             Sell       6,860    0.3800      12/20/12           --       (1,889)
              iStar Financial, Inc.                           Sell       1,445    3.9500      12/20/12           --        1,017
              K. Hovnanian Enterprises, Inc.                  Sell       3,185    6.7500       9/20/08           --     (250,353)
              Merrill Lynch & Co., Inc.                       Sell       8,170    1.8500       6/20/08           --       27,658
              Pulte Homes, Inc.                               Sell       7,100    2.7500       9/20/09           --     (223,313)
              Quebecor World, Inc.                            Sell       2,130    3.0000       9/20/08           --     (161,054)
              Sara Lee Corp.                                   Buy       5,975    0.4190       9/20/12           --      (20,734)
              Six Flags, Inc.                                 Sell         315   10.8500      12/20/08           --        2,148
              Smurfit-Stone Container
              Enterprises, Inc.                               Sell       7,175    1.4500       9/20/08           --        1,558
              Standard Pacific Corp.                          Sell       3,865    6.6250       9/20/08           --     (395,481)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
              ABX.HE.AA.06-2 Index                            Sell         990    0.1700       5/25/46     (242,494)    (375,654)
              Capital One Bank                                 Buy       3,635    1.8000      12/20/12           --       58,332
              Dole Food Co., Inc.                             Sell       1,320    3.4500       9/20/08           --       (4,168)
              D.R. Horton, Inc.                               Sell       7,430    4.2000      12/20/08           --       (3,611)
              General Mills, Inc.                             Sell       4,915    0.4000      12/20/12           --       (2,156)
              Georgia-Pacific LLC                             Sell         800    0.8000      12/20/08           --       (4,457)
              Harrah's Operating Co., Inc.                    Sell       2,620    2.6000      12/20/08           --      (20,221)
              Levi Strauss & Co.                              Sell       1,400    1.7500       9/20/08           --       (3,597)
              Morgan Stanley                                  Sell      18,645    0.6400       9/20/08           --      (79,318)
              Nortel Networks Corp.                           Sell       1,135    1.8500       9/20/08           --       (2,791)
              Residential Capital LLC                         Sell       5,000    5.0000       6/20/08     (650,000)    (547,221)
              Rite Aid Corp.                                  Sell       1,750    3.3000       9/20/08           --      (21,949)
              Saks, Inc.                                      Sell       1,100    2.2000      12/20/08           --       (2,360)
              The Bear Stearns Cos., Inc.                     Sell       3,100    2.1000       9/20/08           --        1,208
              Toys "R" Us, Inc.                               Sell       1,400    3.3000       9/20/08           --       (9,244)
              Tribune Co.                                     Sell       2,390    7.3500      12/20/08           --     (117,301)
              Univision Communications, Inc.                  Sell         860    3.0000      12/20/08           --       (5,303)
              Univision Communications, Inc.                  Sell       7,420    3.0000      12/20/08           --      (28,015)
              Washington Mutual, Inc.                         Sell       2,785    4.4000      12/20/08           --      (25,367)


                         39 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   PAY/
                                                                     NOTIONAL   RECEIVE                      PREMIUM
SWAP                                              BUY/SELL CREDIT      AMOUNT     FIXED   TERMINATION          PAID/
COUNTERPARTY  REFERENCE ENTITY                         PROTECTION      (000S)      RATE          DATE     (RECEIVED)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc:
              ABX.HE.AA.06-2 Index                           Sell   $     600    0.1700%      5/25/46   $   (47,935)  $   (227,669)
              ABX.HE.AA.06-2 Index                           Sell       1,240    0.1700       5/25/46      (123,994)      (465,119)
              Beazer Homes USA, Inc.                         Sell       4,840    2.1500       6/20/08            --       (224,130)
              CDX.NA.IG.9 Index                              Sell      24,160    0.6000      12/20/12      (191,276)      (182,967)
              Clear Channel
              Communications, Inc.                           Sell         450    6.3000       9/20/12            --         16,761
              Countrywide Home Loans, Inc.                   Sell       4,080    0.7500       9/20/08            --       (538,425)
              Countrywide Home Loans, Inc.                   Sell      11,880    0.4200       6/20/09            --     (2,417,240)
              Dow Jones
              CDX.NA.IG.HVOL.7 Index                         Sell      17,000    0.7500      12/20/11       (64,344)      (662,672)
              First Data Corp.                               Sell       2,675    1.3500       9/20/08            --        (18,590)
              Ford Motor Co.                                 Sell       4,900    6.0500      12/20/17            --       (415,385)
              Ford Motor Co.                                 Sell       6,445    7.1500      12/20/16            --       (182,743)
              Ford Motor Co.                                 Sell       3,065    7.0500      12/20/16            --       (101,174)
              General Motors Corp.                           Sell       2,860    5.0500      12/20/17            --       (330,958)
              General Motors Corp.                           Sell       3,250    5.8000      12/20/16            --       (235,178)
              General Motors Corp.                           Sell       3,440    5.7500      12/20/16            --       (257,180)
              Harrah's Operating Co., Inc.                   Sell       5,585    2.2000       9/20/08            --        (30,732)
              Inco Ltd.                                       Buy       3,670    0.6300       3/20/17            --        (18,557)
              Inco Ltd.                                       Buy       3,660    0.7000       3/20/17            --        (37,650)
              Intelsat Ltd.                                  Sell         650    2.7500      12/20/08            --         (8,673)
              J.C. Penney Co., Inc.                          Sell       5,215    1.3000      12/20/17            --       (206,012)
              J.C. Penney Co., Inc.                          Sell       4,665    1.0700      12/20/17            --       (262,027)
              K. Hovnanian Enterprises, Inc.                 Sell       1,950    1.8500       6/20/08            --       (133,371)
              K. Hovnanian Enterprises, Inc.                 Sell       1,950    1.8500       6/20/08            --       (133,371)
              Kohl's Corp.                                    Buy       7,745    0.8700      12/20/17            --        129,594
              Kohl's Corp.                                    Buy       6,995    0.6600      12/20/17            --        229,033
              Lennar Corp.                                   Sell       7,820    2.9000      12/20/08            --       (297,700)
              Residential Capital LLC                        Sell       1,095    5.0000       6/20/08      (147,825)      (131,712)
              Residential Capital LLC                        Sell       1,525    5.0000       6/20/08      (221,125)      (183,434)
              Residential Capital LLC                        Sell       2,800    5.0000       6/20/08      (406,000)      (336,798)
              Residential Capital LLC                        Sell      10,585    6.1200       9/20/08            --     (1,730,851)
              Sara Lee Corp.                                  Buy       1,510    0.3900       9/20/12            --         (5,624)
              Sara Lee Corp.                                  Buy       7,680    0.4180       9/20/12            --        (36,114)
              Toys "R" Us, Inc.                              Sell       2,605    2.5500       9/20/08            --        (28,038)
              Tribune Co.                                    Sell       4,225    1.0000       6/20/08            --       (190,338)
              Vale Overseas Ltd.                             Sell       3,670    1.1000       3/20/17            --        (64,256)
              Vale Overseas Ltd.                             Sell       3,660    1.1700       3/20/17            --        (45,391)
                                                                                                        ---------------------------
                                                                                                        $(5,548,792)  $(21,724,983)
                                                                                                        ===========================


                         40 | OPPENHEIMER CORE BOND FUND

------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------
SWAP                              NOTIONAL            PAID BY              RECEIVED BY   TERMINATION
COUNTERPARTY                        AMOUNT           THE FUND                 THE FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------
                                                  Three-Month
Credit Suisse International   $ 19,780,000      USD BBA LIBOR                    5.428%       8/7/17   $ 1,362,526
------------------------------------------------------------------------------------------------------------------
                                                  Three-Month
Deutsche Bank AG                16,700,000      USD BBA LIBOR                    5.445        8/8/17     1,275,263
                                                                                                       -----------
                                                                                                       $ 2,637,789
                                                                                                       ===========

Index abbreviation is as follows:
BBA LIBOR British Bankers' Association London-Interbank Offered Rate

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------
SWAP                              NOTIONAL            PAID BY              RECEIVED BY   TERMINATION
COUNTERPARTY                        AMOUNT           THE FUND                 THE FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------
                                             If negative, the   If positive, the Total
                                               absolute value            Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA         8.5+ Index minus
Barclays Bank plc             $ 31,280,000         8.5+ Index          20 basis points        6/1/08   $   524,934
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                             If negative, the   If positive, the Total
                                               absolute value            Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA         8.5+ Index minus
                                19,020,000         8.5+ Index          45 basis points        2/1/08       331,688

                                             If negative, the         If positive, the
                                               absolute value      Total Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA       8.5+ Index plus 60
                                56,660,000         8.5+ Index             basis points        2/1/08     1,037,666

                                             If negative, the   If positive, the Total
                                               absolute value            Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA         8.5+ Index minus
                                14,960,000         8.5+ Index          20 basis points        5/1/08       264,003

                                             If negative, the         If positive, the
                                               absolute value      Total Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA       8.5+ Index plus 25
                                 5,100,000         8.5+ Index             basis points        2/1/08        91,913

                                             If negative, the   If positive, the Total
                                               absolute value            Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA       8.5+ Index plus 55
                                 1,976,000         8.5+ Index             basis points        5/1/08        36,106


                         41 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS: Continued
------------------------------------------------------------------------------------------------------------------
SWAP                              NOTIONAL        PAID BY THE          RECEIVED BY THE   TERMINATION
COUNTERPARTY                        AMOUNT               FUND                     FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 25
                              $ 11,550,000         8.5+ Index             basis points        5/1/08   $   201,785

                                             If negative, the         If positive, the
                                               absolute value          Total Return of
                                                of the Lehman               the Lehman
                                                Brothers U.S.            Brothers U.S.
                                                     CMBS AAA            CMBS AAA 8.5+
                                23,460,000         8.5+ Index                    Index        2/1/08       414,259

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 40
                                36,400,000         8.5+ Index             basis points        6/1/08       629,233

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 20
                                27,300,000         8.5+ Index             basis points        5/1/08       479,270

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 60
                                20,687,000         8.5+ Index             basis points        2/1/08       374,601

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 55
                                31,250,000         8.5+ Index             basis points        5/1/08       564,705

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 25
                                10,540,000         8.5+ Index             basis points        3/1/08       184,139


                         42 | OPPENHEIMER CORE BOND FUND

SWAP                              NOTIONAL        PAID BY THE          RECEIVED BY THE   TERMINATION
COUNTERPARTY                        AMOUNT               FUND                     FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.: Continued

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 45
                              $ 39,950,000         8.5+ Index             basis points        5/1/08   $   718,922
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 25
                                 5,250,000         8.5+ Index             basis points        5/1/08        80,808

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 40
                                25,800,000         8.5+ Index             basis points        6/1/08       394,491

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 90
                                31,280,000         8.5+ Index             basis points        6/1/08       505,144

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index plus 110
                                 2,500,000         8.5+ Index             basis points       1/31/08        40,721


                         43 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS: Continued
------------------------------------------------------------------------------------------------------------------
SWAP                              NOTIONAL        PAID BY THE          RECEIVED BY THE   TERMINATION
COUNTERPARTY                        AMOUNT               FUND                     FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------
UBS AG:
                                             If negative, the         If positive, the
                                               absolute value          Total Return of
                                                       of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 20
                              $  9,400,000         8.5+ Index             basis points        5/1/08   $   166,171

                                             If negative, the         If positive, the
                                               absolute value          Total Return of
                                                       of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 60
                                25,538,000         8.5+ Index             basis points        2/1/08       469,048
                                                                                                       -----------
                                                                                                       $ 7,509,607
                                                                                                       ===========

Index abbreviation is as follows:

CMBS   Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         44 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,335,260,699)                                               $ 2,348,415,479
Affiliated companies (cost $52,911,646)                                                         52,911,646
                                                                                           ----------------

                                                                                             2,401,327,125
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               180,942
-----------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $3,837,059)                                                   7,926,668
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                        13,983,322
Investments sold (including $5,601,225 sold on a when-issued or
delayed delivery basis)                                                                          7,541,377
Shares of beneficial interest sold                                                               5,587,459
Futures margins                                                                                    770,058
Other                                                                                               37,261
                                                                                           ----------------
Total assets                                                                                 2,437,354,212

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                      27,940,297
-----------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $1,711,733)                                                  19,504,255
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $229,041,129 purchased on a
when-issued or delayed delivery basis)                                                         229,993,438
Shares of beneficial interest redeemed                                                           1,803,227
Distribution and service plan fees                                                                 783,421
Transfer and shareholder servicing agent fees                                                      262,287
Shareholder communications                                                                         116,446
Trustees' compensation                                                                              14,404
Dividends                                                                                              654
Other                                                                                               62,803
                                                                                           ----------------
Total liabilities                                                                              280,481,232

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 2,156,872,980
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $       212,039
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   2,156,676,533
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                8,250,048
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                 (13,780,882)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       5,515,242
                                                                                           ----------------
NET ASSETS                                                                                 $ 2,156,872,980
                                                                                           ================


                         45 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $954,824,988
and 93,822,513 shares of beneficial interest outstanding)                                          $ 10.18
Maximum offering price per share (net asset value plus sales charge of 4.75% of
offering price)                                                                                    $ 10.69
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $99,281,972 and 9,758,770 shares of
beneficial interest outstanding)                                                                   $ 10.17
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $194,070,965 and 19,057,152 shares
of beneficial interest outstanding)                                                                $ 10.18
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $84,017,175 and 8,258,697 shares of
beneficial interest outstanding)                                                                   $ 10.17
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$824,677,880 and 81,142,345 shares of beneficial interest outstanding)                             $ 10.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         46 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Interest                                                                                      $ 95,173,615
-----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                                               3,834
Affiliated companies                                                                             4,729,851
-----------------------------------------------------------------------------------------------------------
Fee income                                                                                         485,184
-----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             167,857
-----------------------------------------------------------------------------------------------------------
Other income                                                                                        27,062
                                                                                              -------------
Total investment income                                                                        100,587,403

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Management fees                                                                                  7,604,231
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          1,917,656
Class B                                                                                          1,066,081
Class C                                                                                          1,720,037
Class N                                                                                            352,395
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                          1,323,040
Class B                                                                                            320,995
Class C                                                                                            339,472
Class N                                                                                            220,919
Class Y                                                                                            255,495
-----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            136,113
Class B                                                                                             50,358
Class C                                                                                             34,796
Class N                                                                                              5,887
Class Y                                                                                                498
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              33,430
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         10,832
-----------------------------------------------------------------------------------------------------------
Administration service fees                                                                          1,500
-----------------------------------------------------------------------------------------------------------
Other                                                                                               93,606
                                                                                              -------------
Total expenses                                                                                  15,487,341
Less reduction to custodian expenses                                                                (1,175)
Less waivers and reimbursements of expenses                                                       (346,436)
                                                                                              -------------
Net expenses                                                                                    15,139,730

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           85,447,673


                         47 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                                            798,663
Closing and expiration of futures contracts                                                     (2,174,114)
Foreign currency transactions                                                                          752
Swap contracts                                                                                 (11,150,233)
                                                                                              -------------
Net realized loss                                                                              (12,524,932)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                     12,755,947
Futures contracts                                                                                 (855,488)
Swap contracts                                                                                  (6,256,668)
                                                                                              -------------
Net change in unrealized appreciation                                                            5,643,791

-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $ 78,566,532
                                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         48 | OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                               2007                2006
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       $   85,447,673   $      53,623,801
-------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                              (12,524,932)         (1,035,336)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                             5,643,791           6,048,394
                                                                                            -----------------------------------
Net increase in net assets resulting from operations                                            78,566,532          58,636,859

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                        (29,656,191)        (27,534,042)
Class B                                                                                         (3,253,244)         (4,835,065)
Class C                                                                                         (5,234,319)         (5,213,068)
Class N                                                                                         (2,495,333)         (2,161,598)
Class Y                                                                                        (25,916,933)        (16,289,181)
                                                                                            -----------------------------------
                                                                                               (66,556,020)        (56,032,954)

-------------------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution from net investment income:
Class A                                                                                         (8,456,006)                 --
Class B                                                                                         (1,158,167)                 --
Class C                                                                                         (1,868,050)                 --
Class N                                                                                           (765,637)                 --
Class Y                                                                                         (6,699,873)                 --
                                                                                            -----------------------------------
                                                                                               (18,947,733)                 --

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                                        287,770,231         180,785,033
Class B                                                                                        (16,382,772)         (8,537,515)
Class C                                                                                         45,361,474          40,154,490
Class N                                                                                         26,067,879          22,271,562
Class Y                                                                                        391,767,895         261,623,548
                                                                                            -----------------------------------
                                                                                               734,584,707         496,297,118

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                 727,647,486         498,901,023
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          1,429,225,494         930,324,471
                                                                                            -----------------------------------
End of period (including accumulated net investment income (loss) of
$8,250,048 and $(365,803), respectively)                                                    $2,156,872,980   $   1,429,225,494
                                                                                            ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         49 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.23     $   10.24     $   10.44     $   10.38     $   10.14
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .50 1         .47 1         .42 1         .38 1         .35
Net realized and unrealized gain (loss)                (.05)          .01          (.18)          .12           .24
                                                  ------------------------------------------------------------------
Total from investment operations                        .45           .48           .24           .50           .59
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.39)         (.49)         (.44)         (.44)         (.35)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.50)         (.49)         (.44)         (.44)         (.35)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.18     $   10.23     $   10.24     $   10.44     $   10.38
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.49%         4.84%         2.35%         4.90%         5.87%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 954,825     $ 670,012     $ 488,889     $ 344,205     $ 382,966
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 779,234     $ 566,159     $ 423,182     $ 353,046     $ 382,420
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.89%         4.66%         4.12%         3.63%         3.39%
Total expenses                                         0.88% 4       0.96% 4       1.06%         1.10%         1.10%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     0.87%         0.90%         0.90%         0.93%         1.10%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                 0.89%
   Year Ended December 31, 2006                 0.96%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         50 | OPPENHEIMER CORE BOND FUND

CLASS B   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.23     $   10.23     $   10.44     $   10.37     $   10.13
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .42 1         .40 1         .35 1         .30 1         .27
Net realized and unrealized gain (loss)                (.06)          .01          (.20)          .13           .24
                                                  ------------------------------------------------------------------
Total from investment operations                        .36           .41           .15           .43           .51
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.31)         (.41)         (.36)         (.36)         (.27)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.42)         (.41)         (.36)         (.36)         (.27)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.17     $   10.23     $   10.23     $   10.44     $   10.37
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%         4.17%         1.50%         4.21%         5.05%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  99,282     $ 116,230     $ 125,069     $ 148,445     $ 197,774
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 106,727     $ 118,240     $ 135,296     $ 167,685     $ 216,853
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.13%         3.92%         3.37%         2.86%         2.61%
Total expenses                                         1.79% 4       1.86% 4       1.91%         1.91%         1.87%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.64%         1.65%         1.65%         1.69%         1.87%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                 1.80%
   Year Ended December 31, 2006                 1.86%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         51 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.24     $   10.24     $   10.45     $   10.39     $   10.14
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .42 1         .40 1         .35 1         .30 1         .27
Net realized and unrealized gain (loss)                (.06)          .01          (.20)          .12           .25
                                                  ------------------------------------------------------------------
Total from investment operations                        .36           .41           .15           .42           .52
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.31)         (.41)         (.36)         (.36)         (.27)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.42)         (.41)         (.36)         (.36)         (.27)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.18     $   10.24     $   10.24     $   10.45     $   10.39
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%         4.16%         1.49%         4.12%         5.18%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 194,071     $ 149,440     $ 109,207     $  84,696     $  90,583
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 172,144     $ 126,593     $  94,742     $  86,020     $  96,361
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.12%         3.92%         3.37%         2.87%         2.64%
Total expenses                                         1.66% 4       1.76% 4       1.86%         1.87%         1.84%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.64%         1.65%         1.65%         1.68%         1.84%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                 1.67%
   Year Ended December 31, 2006                 1.76%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         52 | OPPENHEIMER CORE BOND FUND

CLASS N   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.23     $   10.23     $   10.44     $   10.37     $   10.13
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .47 1         .45 1         .40 1         .35 1         .31
Net realized and unrealized gain (loss)                (.06)          .01          (.19)          .13           .24
                                                  ------------------------------------------------------------------
Total from investment operations                       (.36)          .46           .21           .48           .55
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.36)         (.46)         (.42)         (.41)         (.31)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.47)         (.46)         (.42)         (.41)         (.31)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.17     $   10.23     $   10.23     $   10.44     $   10.37
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.11%         4.68%         1.99%         4.71%         5.51%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  84,017     $  58,232     $  35,836     $  25,580     $  17,732
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  70,555     $  46,672     $  30,274     $  21,411     $  15,338
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.62%         4.42%         3.87%         3.38%         3.03%
Total expenses                                         1.26% 4       1.35% 4       1.47%         1.51%         1.50%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.14%         1.15%         1.15%         1.20%         1.44%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                 1.27%
   Year Ended December 31, 2006                 1.35%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         53 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.22     $   10.22     $   10.43     $   10.36     $   10.12
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .53 1         .51 1         .45 1         .41 1         .39
Net realized and unrealized gain (loss)                (.05)          .01          (.19)          .13           .24
                                                  ------------------------------------------------------------------
Total from investment operations                        .48           .52           .26           .54           .63
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.43)         (.52)         (.47)         (.47)         (.39)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.54)         (.52)         (.47)         (.47)         (.39)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.16     $   10.22     $   10.22     $   10.43     $   10.36
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.80%         5.29%         2.50%         5.30%         6.35%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 824,678     $ 435,311     $ 171,323     $  38,190     $  43,215
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 617,403     $ 309,558     $  91,172     $  45,333     $  38,398
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.28%         5.03%         4.39%         3.92%         3.80%
Total expenses                                         0.48% 4       0.55% 4       0.76%         0.64%         0.63%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     0.47%         0.55%         0.65%         0.64%         0.63%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5       111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007 0.49%
   Year Ended December 31, 2006 0.55%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         54 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund (the "Fund"), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return by investing mainly in debt instruments. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair


                         55 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                 WHEN-ISSUED OR DELAYED
                                            DELIVERY BASIS TRANSACTIONS
         --------------------------------------------------------------
         Purchased securities                              $229,041,129
         Sold securities                                      5,601,225

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or


                         56 | OPPENHEIMER CORE BOND FUND
as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2007, securities with an aggregate market value of $2, representing less than 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement


                         57 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                         58 | OPPENHEIMER CORE BOND FUND

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
UNDISTRIBUTED        UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
NET INVESTMENT           LONG-TERM                    LOSS   FOR FEDERAL INCOME
INCOME                        GAIN    CARRYFORWARD 1,2,3,4         TAX PURPOSES
-------------------------------------------------------------------------------
$--                            $--             $15,524,233          $15,164,722

1. As of December 31, 2007, the Fund had $15,264,151 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2007, details of the capital loss carryforwards were as follows:

                             EXPIRING
                             ----------------------
                             2010       $ 2,007,359
                             2013         6,003,757
                             2014         5,185,579
                             2015         2,067,456
                                        -----------
                             Total      $15,264,151
                                        ===========

2. The Fund had $260,082 of straddle losses which were deferred.

3. During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for December 31, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                                         REDUCTION TO
                                    REDUCTION TO          ACCUMULATED
     REDUCTION TO                ACCUMULATED NET    NET REALIZED LOSS
     PAID-IN CAPITAL             INVESTMENT LOSS       ON INVESTMENTS
     ----------------------------------------------------------------
     $18,947,733                      $8,671,931          $10,275,802

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                       YEAR ENDED          YEAR ENDED
                                DECEMBER 31, 2007   DECEMBER 31, 2006
     ----------------------------------------------------------------
     Distributions paid from:
     Ordinary income                  $66,556,020         $56,032,954
     Return of capital                 18,947,733                  --
                                      -------------------------------
     Total                            $85,503,753         $56,032,954
                                      ===============================


                         59 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities             $ 2,378,522,865
           Federal tax cost of other investments         (201,557,471)
                                                      ---------------
           Total federal tax cost                     $ 2,176,965,394
                                                      ===============

           Gross unrealized appreciation              $    46,404,296
           Gross unrealized depreciation                  (31,239,574)
                                                      ---------------
           Net unrealized appreciation                $    15,164,722
                                                      ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed


                         60 | OPPENHEIMER CORE BOND FUND
trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED DECEMBER 31, 2007     YEAR ENDED DECEMBER 31, 2006
                                  SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                          51,782,681   $ 526,866,898       24,694,647   $ 251,126,785
Dividends and/or
distributions reinvested       3,101,363      31,544,029        2,187,400      22,195,864
Acquisition-Note 11                   --              --        4,211,155      42,659,003
Redeemed                     (26,558,196)   (270,640,696)     (13,362,338)   (135,196,619)
                             -------------------------------------------------------------
Net increase                  28,325,848   $ 287,770,231       17,730,864   $ 180,785,033
                             =============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                           3,194,204   $  32,473,051        2,765,817   $  28,133,557
Dividends and/or
distributions reinvested         375,245       3,817,248          404,022       4,097,199
Acquisition-Note 11                   --              --          481,162       4,874,168
Redeemed                      (5,176,614)    (52,673,071)      (4,509,251)    (45,642,439)
                             -------------------------------------------------------------
Net decrease                  (1,607,165)  $ (16,382,772)        (858,250)  $  (8,537,515)
                             =============================================================


                         61 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED DECEMBER 31, 2007     YEAR ENDED DECEMBER 31, 2006
                                  SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS C
Sold                           8,354,127   $  84,954,263        5,956,040   $  60,599,966
Dividends and/or
distributions reinvested         572,829       5,830,346          429,623       4,363,414
Acquisition-Note 11                   --              --          862,709       8,747,866
Redeemed                      (4,468,801)    (45,423,135)      (3,312,539)    (33,556,756)
                             -------------------------------------------------------------
Net increase                   4,458,155   $  45,361,474        3,935,833   $  40,154,490
                             =============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                           4,388,857   $  44,595,612        3,137,184   $  31,843,965
Dividends and/or
distributions reinvested         239,554       2,435,640          171,486       1,739,889
Acquisition-Note 11                   --              --          315,811       3,199,167
Redeemed                      (2,064,166)    (20,963,373)      (1,432,560)    (14,511,459)
                             -------------------------------------------------------------
Net increase                   2,564,245   $  26,067,879        2,191,921   $  22,271,562
                             =============================================================

------------------------------------------------------------------------------------------
CLASS Y
Sold                          41,552,519   $ 422,555,881       28,523,591   $ 288,469,512
Dividends and/or
distributions reinvested       3,196,427      32,455,691        1,606,546      16,289,132
Redeemed                      (6,215,861)    (63,243,677)      (4,282,356)    (43,135,096)
                             -------------------------------------------------------------
Net increase                  38,533,085   $ 391,767,895       25,847,781   $ 261,623,548
                             =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended December 31, 2007, were as follows:

                                                          PURCHASES            SALES
------------------------------------------------------------------------------------
Investment securities                               $ 1,269,653,822   $  862,879,390
U.S. government and government agency obligations       332,499,259      375,908,179
To Be Announced (TBA) mortgage-related securities     2,990,658,315    2,928,450,309

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                        FEE SCHEDULE
                        --------------------------------
                        Up to $1 billion           0.50%
                        Over $1 billion            0.35

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                         62 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2007, the Fund paid $2,404,615 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $2,132,824, $3,019,679 and $1,215,790, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.


                         63 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                                CLASS A        CLASS B        CLASS C        CLASS N
                                                 CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                                               FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                                           SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                                             RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED                                   DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------
December 31, 2007                          $     638,041  $      35,800  $     211,021  $      18,648  $       2,833
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Expenses" for all classes of shares so that "Total expenses after waivers, payments and/or reimbursements and reduction to custodian expenses" as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the year ended December 31, 2007, the Manager reimbursed the Fund $513, $152,251, $22,409 and $80,946 for Class A, Class B, Class C and Class N shares, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2007, the Manager waived $90,317 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.


                         64 | OPPENHEIMER CORE BOND FUND

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.


                         65 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SWAP CONTRACTS Continued

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on


                         66 | OPPENHEIMER CORE BOND FUND
the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2007, the Fund had on loan securities valued at $30,332,838. Collateral of $30,876,771 was received for the loans, of which $27,940,297 was received in cash and subsequently invested in approved instruments. In addition, collateral of $2,936,474 was also received in the form of securities.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact


                         67 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT Continued

the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
11. ACQUISITION OF OPPENHEIMER TOTAL RETURN BOND FUND

On March 23, 2006, the Fund acquired all of the net assets of Oppenheimer Total Return Bond Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Total Return Bond Fund shareholders on March 15, 2006. The Fund issued (at an exchange ratio of 0.964160 for Class A, 0.964242 for Class B,
0.962906 for Class C and 0.964275 for Class N of the Fund to one share of Oppenheimer Total Return Bond Fund), 4,211,155; 481,162; 862,709 and 315,811
shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $42,659,003, $4,874,168, $8,747,866 and $3,199,167 in
exchange for the net assets, resulting in combined Class A net assets of $549,554,571, Class B net assets of $124,605,847, Class C net assets of $122,287,022 and Class N net assets of $43,300,947 on March 23, 2006. The net assets acquired included net unrealized depreciation of $949,524 and an unused capital loss carryforward of $759,669, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                         68 | OPPENHEIMER CORE BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CORE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Core Bond Fund (the "Fund"), a series of Oppenheimer Integrity Funds, including the statement of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008


                         69 | OPPENHEIMER CORE BOND FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2007 which are not designated as capital gain distributions should be multiplied by 0.01% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended December 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $3,720 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended December 31, 2007, $77,751,645 or 100% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         70 | OPPENHEIMER CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         71 | OPPENHEIMER CORE BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                         72 | OPPENHEIMER CORE BOND FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis and the Manager's Core Plus investment team and analysts. Mr. Manioudakis has been a portfolio manager of the Fund since April 2002. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load intermediate investment-grade debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year and five-year performance were better than its peer group median although its ten-year performance was below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other intermediate investment-grade debt funds with comparable asset levels and distribution features. The Board noted that the Manager has


                         73 | OPPENHEIMER CORE BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

agreed to voluntarily limit the "Total Annual Operating Expenses" for all classes of shares so that total expenses, as percentage of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees ' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                         74 | OPPENHEIMER CORE BOND FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(s) HELD WITH THE   PRINCIPAL OCCUPATION(s) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company
Chairman of the Board             (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso
of Trustees (since 2003),         Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman,
Trustee (since 1999)              Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas
Age: 70                           drilling/production company) (since 1992), Campus Crusade for Christ (non-profit) (since 1991);
                                  Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization)
                                  (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                                  (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                  (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004),
                                  Storage Technology Corporation (computer equipment company) (1991-2003) and International Family
                                  Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                  Oversees 39 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April
Trustee (since 2001)              1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999);
Age: 71                           Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr.
                                  Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                  Manager (September 1987-April 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 - May
Trustee (since 2001)              2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman
Age: 69                           of Price Waterhouse LLP Global Investment Management Industry Services Group (financial services firm) (July 1994-June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy
Trustee (since 1990)              Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals
Age: 66                           (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization)
                                  (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996)
                                  and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                  Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services,
                                  Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held
Trustee (since 1996)              several positions with the Manager and with subsidiary or affiliated companies of the Manager
Age: 67                           (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.


                         75 | OPPENHEIMER CORE BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization) (since February
Trustee (since 2002)              2000); Board Member of Middlebury College (educational organization) (since December 2005);
Age: 61                           Director of The California Endowment (philanthropic organization) (since April 2002); Director
                                  (February 2002-2005) and Chairman of Trustees (since 2006) of the Community Hospital of Monterey
                                  Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging
                                  Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February
                                  1991-April 2000); Member of the investment committees of The Rockefeller Foundation (since 2001)
                                  and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual
                                  Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund
                                  (investment company) (April 1989-June 2004); Member of the investment committee of Hartford
                                  Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University
Trustee (since 2002)              (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 63                           Steele Street State Bank (commercial banking) (since August 2003); Director of Colorado UpLIFT
                                  (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc.
                                  (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004);
                                  and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company)
Trustee (since 2001)              (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of
Age: 65                           Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds
                                  (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly
                                  SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                  Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                       NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer funds;
Principal Executive Officer       President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding com-
(since 2001)                      pany) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 58                           (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial


                         76 | OPPENHEIMER CORE BOND FUND

JOHN V. MURPHY,                   Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and
Continued                         Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager)
                                  (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                  Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                  November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                  Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                  (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                                  Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the
                                  Investment Company Institute's Board of Governors (since October 2003). Oversees 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
THE FUND                          MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                  MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924; FOR MESSRS. MANIOUDAKIS, BOMFIM, CAAN, GORD AND SWANEY, 470 ATLANTIC AVENUE,
                                  11TH FLOOR, BOSTON, MASSACHUSETTS 02210. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS
                                  OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,            Senior Vice President of the Manager and of HarbourView Asset Management Corporation (since April
Vice President and Portfolio      2002) and of OFI Institutional Asset Management, Inc. (since June 2002); Vice President of
Manager (since 2002)              Oppenheimer Real Asset Management, Inc. (since November 2006). Executive Director and portfolio
Age: 41                           manager for MSIM/Miller, Anderson & Sherrerd (Morgan Stanley Asset Management) (August 1993-April
                                  2002). A portfolio manager and officer of 15 portfolios in the OppenheimerFunds complex.

ANTULIO N. BOMFIM,                Vice President of the Manager (since October 2003); Senior Economist at the Board of Governors of
Vice President and Portfolio      the Federal Reserve System (June 1992-October 2003). A portfolio manager and officer of 12
Manager (since 2006)              portfolios in the OppenheimerFunds complex.
Age: 41

GEOFFREY CAAN,                    Vice President and Portfolio Manager of the Manager (since August 2003); Vice President of ABN
Vice President and Portfolio      AMRO NA, Inc. (June 2002-August 2003); Vice President of Zurich Scudder Investments (January
Manager (since 2006)              1999-June 2002). A portfolio manager and officer of 12 portfolios in the OppenheimerFunds complex.
Age: 38

BENJAMIN J. GORD,                 Vice President of the Manager (since April 2002) of HarbourView Asset Management Corporation
Vice President and Portfolio      (since April 2002) and of OFI Institutional Asset Management, Inc. (as of June 2002); Executive
Manager (since 2006)              Director and senior fixed income analyst at Miller Anderson & Sherrerd, a division of Morgan
Age: 45                           Stanley Investment Management (April 1992-March 2002). A portfolio manager and officer of 12 portfolios in the OppenheimerFunds complex.

THOMAS SWANEY,                    Vice President of the Manager (since April 2006); senior analyst, high grade investment team (June
Vice President and Portfolio      2002-March 2006); senior fixed income analyst at Miller Anderson & Sherrerd, a division of Morgan
Manager (since 2006)              Stanley Investment Management (May 1998-May 2002). A portfolio manager and officer of 12
Age: 35                           portfolios in the OppenheimerFunds complex.


                         77 | OPPENHEIMER CORE BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief          Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and
Compliance Officer                Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2004)                      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
Age: 57                           Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 1999)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 48                           International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                  Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                  Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October
                                  2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003). An officer of 102 portfolios in the OppenheimerFunds
Age: 37                           complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
(since 2001)                      Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
Age: 59                           Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.


                         78 | OPPENHEIMER CORE BOND FUND

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services,
(since 2004)                      Inc. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 40

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2000-September 2004), Director (2000-September 2004) and Vice President (1998-2000) of
(since 2004)                      Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 44

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 42                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                         79 | OPPENHEIMER CORE BOND FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $36,250 in fiscal 2007 and $18,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $40,000 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Review of management's assessment of the financial statements disclosure impacts of an IRS private letter ruling.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $967 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include professional services for 22c-2 program and compliance review.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $40,967 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008